UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                             FORM N-Q
         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                    MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08966

Name of Fund:         Legg Mason Growth Trust, Inc.
Fund Address:         100 Light Street
                      Baltimore, MD  21202

Name and address of agent for service:  Richard M. Wachterman, Esq.
                      Legg Mason Wood Walker, Incorporated
                                        100 Light Street
                                        Baltimore, MD 21202

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  12/31/2004

Date of reporting period:  9/30/2004

Item 1 - Schedule of Investments

Portfolio of Investments

Legg Mason Growth Trust, Inc.
September 30, 2004
(Amounts in Thousands) (Unaudited)
                                                                             Shares/Par               Value
--------------------------------------------------------------------------------------------------------------------
Common Stock and Equity Interests - 96.3%
Consumer Discretionary - 36.8%
    Hotels, Restaurants and Leisure - 5.0%
    International Game Technology                                                500               $  17,975
                                                                                                  --------------

    Internet and Catalog Retail - 21.2%
    Amazon.com, Inc.                                                             650                   26,559  /A/
    eBay Inc.                                                                    250                   22,985  /A/
    InterActiveCorp                                                            1,200                   26,424  /A/
                                                                                                  --------------
                                                                                                       75,968
                                                                                                  --------------
    Media - 10.6%
    Liberty Media Corporation                                                  1,200                   10,464  /A/
    The DIRECTV Group, Inc.                                                    1,050                   18,469  /A/
    XM Satellite Radio Holdings Inc.                                             300                    9,306  /A/
                                                                                                  --------------
                                                                                                       38,239
                                                                                                  --------------
Financials - 3.3%
    Diversified Financial Services - 3.3%
    Citigroup Inc.                                                               265                   11,692
                                                                                                  --------------

Health Care - 7.6%
    Health Care Providers and Services - 7.6%
    Anthem, Inc.                                                                 100                    8,725  /A/
    McKesson Corporation                                                         300                    7,695
    UnitedHealth Group Incorporated                                              145                   10,692
                                                                                                  --------------
                                                                                                       27,112
                                                                                                  --------------
Industrials - 4.6%
    Airlines - 2.0%
    JetBlue Airways Corporation                                                  350                    7,322  /A/
                                                                                                  --------------

    Commercial Services and Supplies - 2.6%
    DeVry, Inc.                                                                  450                    9,320  /A/
                                                                                                  --------------

Information Technology - 29.1%
    Communications Equipment - 9.1%
    Nokia Oyj - ADR                                                            1,250                   17,150
    QUALCOMM Inc.                                                                400                   15,616
                                                                                                  --------------
                                                                                                       32,766
                                                                                                  --------------
    Internet Software and Services - 7.4%
    Google Inc.                                                                   80                   10,368  /A/
    Yahoo! Inc.                                                                  475                   16,107  /A/
                                                                                                  --------------
                                                                                                       26,475
                                                                                                  --------------
    IT Consulting and Services - 2.4%
    Accenture Ltd.                                                               325                    8,791  /A/
                                                                                                  --------------

Software - 10.2%
    Computer Associates International, Inc.                                      400                   10,520
    Electronic Arts Inc. (EA)                                                    370                   17,017  /A/
    Microsoft Corporation                                                        325                    8,986
                                                                                                  --------------
                                                                                                       36,523
                                                                                                  --------------
Telecommunication Services - 14.9%
    Diversified Telecommunication Services - 3.7%
    Level 3 Communications, Inc.                                               2,250                    5,828  /A/
    UTStarcom, Inc.                                                              450                    7,249  /A/
                                                                                                  --------------
                                                                                                       13,077
                                                                                                  --------------
    Wireless Telecommunication Services - 11.2%
    Nextel Communications, Inc.                                                1,000                   23,840  /A/
    Vodafone Group plc - ADR                                                     680                   16,395
                                                                                                  --------------
                                                                                                       40,235
                                                                                                  --------------

Total Common Stock and Equity Interests (Identified Cost - $289,350)                                  345,495
--------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 2.2%
    Goldman, Sachs & Company
     1.83%, dated 9/30/04, to be repurchased at $3,894 on
     10/1/04 (Collateral:  $3,998 Fannie Mae mortgage-backed
     securities, 5%, due 3/1/34, value $3.988)                              $3,894                      3,894

    State Street Bank & Trust Company
     1.8%, dated 9/30/04, to be repurchased at $3,894 on
     10/1/04 (Collateral:  $3,915 Federal Home Loan Bank
     notes, 4%, due 2/15/05, value $3,993)                                   3,894                      3,894
                                                                                                  --------------
Total Repurchase Agreements (Identified Cost - $7,788)                                                  7,788
--------------------------------------------------------------------------------------------------------------------
Total Investments - 98.5% (Identified Cost - $297,138)                                                353,283
Other Assets Less Liabilities - 1.5%                                                                    5,327
                                                                                                  --------------

Net Assets - 100.0%                                                                                  $358,610
                                                                                                  --------------

--------------------------------------------------------------------------------------------------------------------
/A/ Non-income producing.

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market ("NASDAQ"), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. The Fund's securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.sec.gov).


Item 2 - Controls and Procedures

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                      SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Growth Trust, Inc.

By:  /s/ Mark R. Fetting
---------------------------------

Mark R. Fetting
President, Legg Mason Growth Trust, Inc.
Date:  November 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Mark R. Fetting
-------------------------------

Mark R. Fetting
President, Legg Mason Growth Trust, Inc.
Date:  November 22, 2004


By:  /s/ Marie K. Karpinski
----------------------------------

Marie K. Karpinski
Vice President and Treasurer, Legg Mason Growth Trust, Inc.
Date:  November 22, 2004